Intangible Assets (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Intangible Assets 1		$ 21,054
Intangible Assets 2		9,723
Intangible Assets 1	11,129
Intangible Assets 2	$ 10,165